June 1, 2020

VIA EDGAR

U.S. Securities and Exchange

Washington, D.C. 20549

Re: Delaware Life Insurance Company (“Delaware Life”)

Delaware Life Accelerator Prime Variable AnnuitySM (“Registrant”)

Initial Registration Statement on Form N-4

File Nos. 811- 05846; 333-

Commissioners:

On behalf of Delaware Life and the above-named Registrant, filed herewith is one electronically formatted copy of the above-captioned initial registration statement (“Registration Statement”) under the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940 (“1940 Act”).

To facilitate the Commission staff’s review of the Registration Statement, we will be providing a courtesy copy of this letter and the Registration Statement to the Registrant’s reviewer in the Disclosure Review and Accounting Office. Capitalized terms in this letter have the same meaning as the defined terms in the prospectus filed as part of the Registration Statement.

I. Registration Statement

The Registrant is filing the Registration Statement for the purposes of registering a new flexible premium individual variable annuity contract, known as Delaware Life Accelerator Prime Variable AnnuitySM (the “Contract”), with three optional living benefits, the guaranteed lifetime withdrawal benefit riders (the “Income Boost GLWB” and “Income Control GLWB”) and the guaranteed minimum accumulation value rider (the “GMAB”) and two optional death benefit riders, the Highest Anniversary Value Death Benefit (“HAV Death Benefit”) and the Return of Premium Death Benefit (the “ROP Death Benefit”).

The Contract will be issued by Delaware Life Insurance Company (Delaware Life”) through Delaware Life Variable Account F, a separate account of Delaware Life, registered as a unit investment trust under the 1940 Act (file no. 811-05846) (altogether, “Accelerator Prime”).

II. Request for Selective Review

The Registrant requests selective review under the Division of Investment Management’s (“Division”) Disclosure Review and Accounting Office policy for the review of initial registration statements for insurance product securities. (ADI 2018-06-Requests for Selective Review).

The disclosure in this initial Registration Statement related to the Contract has been reviewed previously by Division staff in its review of Delaware Life Masters Prime Variable AnnuitySM (“MPVA”), Registration Number 333-225901, 811-05846, effectiveness date, October 3, 2018. We consider the disclosure in the MPVA registration statement to be similar to, and a precedent for, the disclosure in this new Registration Statement and prospectus for the Delaware Life Accelerator Prime Variable AnnuitySM.

III. Summary of Disclosure and Material Changes for the Registration Statement

New Registration Statement	MPVA (Precedent)
The Contract will be issued by Delaware Life through Delaware Life Variable Account F, a separate account of Delaware Life.	same

We will market non-qualified Contracts and Contracts qualified under Section 408 and 408A of the IRS Code.	same

The Contracts may be individually owned by a natural person or by a non-natural person FBO a natural person or jointly owned by natural persons who are spouses recognized as such under federal law.	same

An Owner may make flexible Purchase Payments at any time, up to an aggregate maximum of $1.5MM for the life of the Contract. If the Owner elects one of the two GLWB riders (discussed below), after the first Contract Year, the total annual Purchase Payments may not exceed the GLWB Maximum Annual Purchase Payment Amount, which is currently $50,000.	An Owner may make flexible Purchase Payments at any time, up to an aggregate maximum of $1.5MM, unless the Owner elects the GLWB, where Purchase Payments may be made only during the first three Contract Years, and no Purchase Payment will be accepted after the Withdrawal Benefit Base reaches $5M without our approval.

We will offer approximately 85 Subaccounts, and one Guarantee Period in the Fixed Account.	We offer 49 Subaccounts and one Guarantee Period in the Fixed Account.

There is an annual Contract charge of $30 and a daily asset charge of 1.20%.	There is an annual Contract charge of $30 and a daily asset charge of 1.30%.

New Registration Statement	MPVA (Precedent)
If elected, the Guaranteed Lifetime Withdrawal Benefit (GLWB) riders provide a lifetime withdrawal benefit, payable for the lifetime of the Covered Person or the Covered Person and spouse.	same

An Owner may elect either the Income Boost GLWB or the Income Control GLWB (two riders available) on or before the Issue Date.	An Owner may elect the GLWB rider (only one rider available) on or before the Issue Date.

An Owner may elect single or joint coverage (spouses only) under the elected GLWB rider.	same

An Owner may elect one of two available GLWB riders.	There is only one GLWB rider.

The Annual GLWB Fee Rate for the Income Boost GLWB is a fee of 1.50% (0.375% quarterly) of the Withdrawal Benefit Base. The annual GLWB Fee Rate for the Income Control GLWB is a fee of 1.25% (0.3125% quarterly) of the Withdrawal Benefit Base. The Withdrawal Benefit Base equals the Purchase Payment when the Contract is issued, any additional Purchase Payments and any increase of the greater of a Step-Up or a Bonus Amount on each Contract Anniversary and on the Income Start Date.	The GLWB Fee is an annual fee of 1.20% (0.30% quarterly) of the Withdrawal Benefit Base. The Withdrawal Benefit Base equals the Purchase Payment when the Contract is issued, any additional Purchase Payments during the first three Contract Years and any increase of the greater of a Step-Up or a Bonus Amount on each Contract Anniversary and on the Income Start Date.

The maximum amount of the GLWB Fee charge is 2.50% annually (0.625% quarterly) for the Income Boost GLWB and 1.95% annually (0.4875% quarterly) for the Income Control GLWB of the Withdrawal Benefit Base.	The maximum amount of the GLWB Fee charge is 1.95% annually (0.4875% quarterly) of the Withdrawal Benefit Base.

The current Bonus Rate is 6.25% of the Withdrawal Benefit Base for the Income Boost GLWB and 7% of the Withdrawal Benefit Base for the Income Control GLWB.	The current Bonus Rate for the GLWB is 5.5% of the Withdrawal Benefit Base.

The Annual Withdrawal Amount (AWA) under the GLWB is equal to the Withdrawal Benefit Base multiplied by the Lifetime Withdrawal Percentage.	same

New Registration Statement	MPVA (Precedent)

The Lifetime Withdrawal Percentage for the Income Boost GLWB currently ranges from 3.5% to 6.0%, depending on age on the Income Start Date and whether it is a joint or single life election. The Lifetime Withdrawal Percentage for the Income Control GLWB currently ranges from 4.0% to 6.50%, depending on age on the Income Start Date and whether it is a joint or single life election. After AWA withdrawals begin, there is no Bonus Amount added to the Withdrawal Benefit Base, while a Step-Up (for the Income Control Benefit only) to the Withdrawal Benefit Base may occur.	The Lifetime Withdrawal Percentage currently ranges from 2.5% to 6.5%, depending on age on the Income Start Date and whether it is a joint or single life election. After AWA withdrawals begin, there is no Bonus Amount added to the Withdrawal Benefit Base, while a Step-Up to the Withdrawal Benefit Base may occur.

If elected, the guaranteed minimum accumulation benefit rider (GMAB) guarantees a minimum accumulation value on the Term End Date equal to the sum of (1) Purchase Payments received during the first 90 days of the initial Term multiplied by the applicable GMAB Factor; and (2) additional Purchase Payments during the initial Term, multiplied by the applicable GMAB Subsequent Purchase Payment Adjustment Factor and GMAB Factor; as adjusted by partial withdrawals.

For successive Terms, if elected, we guarantee the sum of (1) Contract Value on the Term Start Date multiplied by the applicable GMAB Factor; and (2) additional Purchase Payments during the Term, multiplied by the applicable GMAB Subsequent Purchase Payment Adjustment Factor and GMAB Factor; as adjusted by partial withdrawals.

An Owner may elect the GMAB on or before the Issue Date. We currently offer a ten-year Term known as the Armor Ten GMAB and a seven-year Term known as the Armor Seven GMAB.

There is no GMAB rider in the MPVA.

New Registration Statement	MPVA (Precedent)

The annual GMAB Fee Rate is a fee of 1.00% (0.25% quarterly) of the GMAB Base. The maximum amount of the GMAB Fee Rate charge is 1.50% annually (0.375% quarterly). If there is a successive Term, the GMAB Fee Rate may be increased to the maximum amount.

On the Term Start Date, the GMAB Base is equal to the Contract Value multiplied by the GMAB Factor. On the initial Term Start Date, the Contract Value is equal to the sum of Purchase Payments received within the first 90 days. After the Term Start Date and the 90 day period, the GMAB Base is:

•  increased by any Purchase Payment received by the Company on that day, adjusted as described below; and

•  decreased proportionally by any partial withdrawal.

New Registration Statement	MPVA (Precedent)

Armor Ten GLWB

Completed Years of Term at time Purchase Payment is received	Purchase Payment Adjustment Factor
0	90%
1	80%
2	70%
3	60%
4	50%
5	50%
6	50%
7	50%
8	50%
9	50%

Armor Seven GLWB

Completed Years of Term at time Purchase Payment is received	Purchase Payment Adjustment Factor
0	85%
1	70%
2	60%
3	50%
4	50%
5	50%
6	50%

New Registration Statement	MPVA (Precedent)

An Owner may elect only one of the GLWB riders and only a GLWB rider or the GMAB, but not both.

The Basic Death Benefit is equal to the Contract Value on the Death Benefit Date. An Owner may also elect one of the following two optional death benefits on or before the Issue Date: The Highest Anniversary Value (HAV) Death Benefit is subject to an annual fee of .40% (10% quarterly) the HAV Value, assessed against the Contract Value. The HAV Value is the greatest of Contract Value, Purchase Payments, adjusted for withdrawals, and the Highest Quarterly Contract Value determined on any Contract Anniversary before the HAV Covered Person’s 81st birthday, adjusted for any Purchase Payments and any partial withdrawals made between such Contract Anniversary and the Death Benefit Date. The Return of Premium (ROP) Death Benefit is subject to an annual fee of .20% (.05% quarterly) of the ROP Value, assessed against the Contract Value. The ROP Death Benefit is the higher of the Contract Value or total Purchase Payments, adjusted for withdrawals.

same

An Owner may elect only one of the optional death benefits, either the HAV Death Benefit or the ROP Death Benefit.

There is a Nursing Home Withdrawal Charge Waiver endorsement and a Terminal Illness Withdrawal Charge Waiver endorsement, at no cost, which each provide for the waiver of the Withdrawal Charge under qualifying circumstances.	same

If the Income Control GLWB or the GMAB is elected, then Purchase Payments and Contract Value must at all times be invested exclusively in the Designated Investment Options. The Fixed Account is not a Designated Investment Option. If an Owner allocates Purchase Payments or Contract Value other than to a Designated Investment Option, then the Income Control GLWB and the GMAB will terminate.

If any one of the GLWB, the HAV Death Benefit or the ROP Death Benefit riders is elected, then Purchase Payments and Contract Value must at all times be invested exclusively in Designated Investment Options within specified percentage ranges by investment category. Any Guarantee Periods in the Fixed Account are not Designated Investment Options. If an Owner allocates Purchase Payments or Contract Value other than to a Designated Investment Option or does not comply with the category percentage requirements, then the GLWB,

HAV Death Benefit and the ROP Death Benefit riders, as applicable, will terminate.

New Registration Statement	MPVA (Precedent)

There are five fixed Annuity Payment Options. There is also an AWA settlement option, available to Owners who have elected the GLWB.	same

We will make payments to SEC registered and FINRA broker-dealers in connection with the sale of the Contracts. The payments will include commissions up to 7.00% of Purchase Payments and possible trailing compensation ranging from 0% to 1.25% of Contract Value.	same

The Contracts will be administered by Delaware Life.	The Contracts are administered by a third party administrator, SE2.

III. Timetable for Effectiveness

It is Delaware Life’s intention to begin marketing Accelerator Prime on or about July 31, 2020. Accordingly, we would greatly appreciate the Commission staff’s efforts in reviewing the Registration Statement in keeping with the proposed launch date for Accelerator Prime.

At the appropriate time, Registrant and its principal underwriter will request acceleration of the effectiveness of the Registration Statement pursuant to Rule 461 of the Securities Act.

Please direct any question or comment to me at 781-790-8780.

Sincerely yours,

/s/ Kathleen A. McGah

Senior Counsel

Delaware Life Insurance Company